Acquisitions Schedule of recognized identifiable assets acquired and liabilities assumed (Tables)	12 Months Ended
Sep. 30, 2017
GloFish [Member]
Business Acquisition [Line Items]
Summary of fair value of assets acquired and liabilities assumed
The calculation of purchase price and purchase price allocation is as follows:

Purchase Price
Cash consideration	$255.2

Purchase Price Allocation
Cash and cash equivalents	$0.2
Receivables, net	7.8
Inventories, net	16.0
Property, Plant and Equipment, net	0.8
Goodwill	123.8
Intangibles, net	110.4
Other assets	0.9
Accounts payable and other current liabilities	(4.7)
Net assets acquired	$255.2